Sale of Blackwater	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Sale of Blackwater	Mining interests

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2018	1,262.7	367.6	1,191.4	127.2	2,948.9
Additions	87.3	43.5	75.5	103.5	309.8
Disposals	(0.2)	(0.1)	(6.7)	—	(7.0)
Transfers	101.3	—	—	(101.3)	—
Government grant(1)	—	(2.0)	—	—	(2.0)
As at December 31, 2019	1,451.1	409.0	1,260.2	129.4	3,249.7
Additions	57.7	85.7	68.3	88.2	299.9
Disposals	—	—	(9.1)	—	(9.1)
Transfers	60.6	—	—	(60.6)	—
Sale of Blackwater, net of retained mineral interest (Note 10)	—	(194.3)	(20.3)	—	(214.6)
As at December 31, 2020	1,569.4	300.4	1,299.1	157.0	3,325.9
ACCUMULATED DEPRECIATION
As at December 31, 2018	717.0	—	378.5	—	1,095.5
Depreciation for the year	114.4	—	114.9	—	229.3
Disposals	—	—	(3.1)	—	(3.1)
As at December 31, 2019	831.4	—	490.3	—	1,321.7
Depreciation for the period	77.7	—	112.0	—	189.7
Disposals	—	—	(7.2)	—	(7.2)
Sale of Blackwater (Note 10)	—	—	(6.6)	—	(6.6)
As at December 31, 2020	909.1	—	588.5	—	1,497.6
CARRYING AMOUNT
As at December 31, 2019	619.7	409.0	769.9	129.4	1,928.0
As at December 31, 2020	660.3	300.4	710.6	157.0	1,828.3
1.The province of British Columbia provides an incentive for exploration in British Columbia as a refundable tax credit. This refundable tax credit is treated as government assistance and reduces Mining Interests. For the year ended December 31, 2019, the Company received $2.0 million in refundable tax credits which was recorded as a reduction to Mining Interests.

Carrying amount by property as at December 31, 2020

	As at December 31, 2020
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	382.9	127.5	150.0	27.4	687.8
Rainy River	277.4	21.8	558.4	129.6	987.2
Other(1)	—	151.1	2.2	—	153.3
Carrying amount	660.3	300.4	710.6	157.0	1,828.3
1.Other includes corporate balances, exploration properties and the retained mineral interest in the Blackwater property (Note 10).
Carrying amount by property as at December 31, 2019:

	As at December 31, 2019
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	371.4	50.0	149.2	17.8	588.4
Rainy River	248.2	17.8	602.1	111.6	979.7
Blackwater	—	340.1	14.5	—	354.6
Other(1)	—	1.1	4.1	—	5.2
Carrying amount	619.7	409.0	769.9	129.4	1,928.0
1.Other includes corporate balances and exploration properties.
Sale of Blackwater
On August 21, 2020 the Company completed its previously announced sale of the Company's 100% interest in the Blackwater Project to Artemis Gold Inc. ("Artemis"). Upon closing of the sale, the Company received C$140 million in cash, a C$50 million receivable that is payable twelve months following closing of the transaction (the "second installment"), 7.4 million Artemis common shares, valued at approximately C$34 million at the date of the transaction (in aggregate, corresponding to $170.0 million). The Company retained an 8% stream on gold production from the Blackwater property (reducing to 4% of gold production once approximately 280,000 ounces of gold have been delivered to New Gold) (the "Blackwater stream"). For accounting purposes, the acquisition of the Blackwater stream reflects a retained mineral interest in the property.
In the event that agreed upon production targets at Blackwater are not achieved by the 7th, 8th or 9th anniversary of closing of the transaction, New Gold will be entitled to receive additional cash payments of C$28 million on each of those dates.
Please see the table below for a reconciliation of the loss on sale of Blackwater:

(in millions of U.S. dollars)
Carrying value of assets and liabilities sold
Mineral interest	357.3
Reclamation and closure cost obligations	(10.3)
Less: Mineral interests retained through Blackwater stream	(150.0)
Carrying value of assets and liabilities sold	197.0
Proceeds received
Cash	106.0
Fair value of Artemis common shares	26.1
Receivable from Artemis (Note 5)	37.9
Transaction costs incurred	(3.2)
Total proceeds received, net of transaction costs	166.8
Loss on sale of Blackwater	(30.2)